Accumulated Other Comprehensive Income / (Loss)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income / (Loss)
Accumulated Other Comprehensive Income / (Loss)

15. Accumulated Other Comprehensive Income / (Loss)

Changes in accumulated other comprehensive income / (loss) by component and the reclassifications out of accumulated other comprehensive income / (loss) during the years ended December 31, 2013, 2012, and 2011 attributable to Penske Automotive Group common stockholders follows:

	Foreign Currency Translation	Other	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2011	$(12.1)	$12.0	$(0.1)
Other comprehensive income before reclassifications	(5.8)	(18.4)	(24.2)
Amounts reclassified from accumulated other comprehensive income - net of tax provision of $0.0	—	0.1	0.1
Net current-period other comprehensive income	(5.8)	(18.3)	(24.1)
Balance at December 31, 2011	(17.9)	(6.3)	(24.2)
Other comprehensive income before reclassifications	18.3	(5.1)	13.2
Amounts reclassified from accumulated other comprehensive income - net of tax provision of $2.8	—	4.2	4.2
Net current-period other comprehensive income	18.3	(0.9)	17.4
Balance at December 31, 2012	0.4	(7.2)	(6.8)
Other comprehensive income before reclassifications	11.9	3.0	14.9
Amounts reclassified from accumulated other comprehensive income - net of tax provision(benefit) of ($0.5) and $2.9, respectively	(0.9)	4.4	3.5
Net current-period other comprehensive income	11.0	7.4	18.4
Balance at December 31, 2013	$11.4	$0.2	$11.6

Within the amounts reclassified from accumulated other comprehensive income, the amounts associated with Other are included in floor plan interest expense, and the amounts associated with foreign currency translation are included in selling, general, and administrative expenses.